Convertible Promissory Notes Payable (Tables)	12 Months Ended
Dec. 31, 2025
Convertible Promissory Notes Payable [Abstract]
Summary of Convertible Promissory Notes Payable

	Liabilities	Equity
	RMB’000	RMB’000
Carrying value as of January 1, 2023	5,164,139	160,185

Interest accrued at effective interest rate (Note 12)	448,017	—
Interest paid	(50,900)	—
Exchange differences	89,012	—

Carrying value as of December 31, 2023	5,650,268	160,185

Interest accrued at effective interest rate (Note 12)	486,731	—
Interest paid	(51,180)	—
Exchange differences	88,231	—

Carrying value as of December 31, 2024	6,174,050	160,185

Interest accrued at effective interest rate (Note 12)	526,111	—
Interest paid	(51,597)	—
Exchange differences	(144,761)	—

Carrying value as of December 31, 2025	6,503,803	160,185